29 Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	R$ 1,664,773		R$ 1,512,064
Provision for litigations, additions	345,765		408,159
Provision for litigations, reversals	(81,651)		(161,634)
Construction cost, additions/(rev.)	9,521		(568)
Additions to assets	8,121		26,645
Discharges	(367,548)		(144,171)
Transfers/others	27,732		24,278
Provisions for legal claims, ending	1,606,713		1,664,773
Provisions for legal claims, current			112,000
Provisions for legal claims, noncurrent	1,606,713		1,664,773
Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	157,097		138,541
Provision for litigations, additions	9,148		30,577
Provision for litigations, reversals	(16,884)		(26,695)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(1,258)		(6,325)
Transfers/others	27,687		20,999
Provisions for legal claims, ending	175,790		157,097
Tax [Member] | Cofins [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	102,603	[1]	79,748
Provision for litigations, additions	4,307		22,855
Provision for litigations, reversals	(2,626)
Construction cost, additions/(rev.)
Additions to assets
Discharges
Transfers/others
Provisions for legal claims, ending	104,284		102,603	[1]
Tax [Member] | Others [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	54,494	[2]	58,793
Provision for litigations, additions	4,841		7,722
Provision for litigations, reversals	(14,258)		(26,695)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(1,258)		(6,325)
Transfers/others	27,687		20,999
Provisions for legal claims, ending	71,506		54,494	[2]
Labors [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	612,782		475,631
Provision for litigations, additions	194,550		232,195
Provision for litigations, reversals	(23)		(2,400)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(134,247)		(92,644)
Transfers/others
Provisions for legal claims, ending	673,062		612,782
Employee Benefits [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	85,199	[3]	89,439
Provision for litigations, additions	27,426		11,089
Provision for litigations, reversals	(18,747)		(10,062)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(7,581)		(5,267)
Transfers/others
Provisions for legal claims, ending	86,297		85,199	[3]
Civil [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	736,222		744,137
Provision for litigations, additions	736,222		125,002
Provision for litigations, reversals	(45,451)		(122,338)
Construction cost, additions/(rev.)	9,521		(568)
Additions to assets	8,121		26,645
Discharges	(223,417)		(39,935)
Transfers/others	45		3,279
Provisions for legal claims, ending	591,756		736,222
Civil [Member] | Civil And Administrative Claims [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	492,934	[4]	527,613
Provision for litigations, additions	101,438		119,633
Provision for litigations, reversals	(36,271)		(118,652)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(221,139)		(36,005)
Transfers/others			345
Provisions for legal claims, ending	336,962		492,934	[4]
Civil [Member] | Easements [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	118,147	[5]	110,936
Provision for litigations, additions	711		2,179
Provision for litigations, reversals	(3,470)		(305)
Construction cost, additions/(rev.)	12,456		(4,600)
Additions to assets	1,012		8,477
Discharges	(1,891)		(1,474)
Transfers/others	45		2,934
Provisions for legal claims, ending	127,010		118,147	[5]
Civil [Member] | Expropriations And Property [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	116,401	[6]	95,627
Provision for litigations, additions	2,844		156
Provision for litigations, reversals	(4,501)		(1,350)
Construction cost, additions/(rev.)	(2,935)		4,032
Additions to assets	7,109		18,168
Discharges	(161)		(232)
Transfers/others
Provisions for legal claims, ending	118,757		116,401	[6]
Civil [Member] | Customers [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	5,209	[7]	8,377
Provision for litigations, additions	390		464
Provision for litigations, reversals	(643)		(1,469)
Construction cost, additions/(rev.)
Additions to assets
Discharges			(2,163)
Transfers/others
Provisions for legal claims, ending	4,956		5,209	[7]
Civil [Member] | Environmental [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	3,531	[8]	1,584
Provision for litigations, additions	1,332		2,570
Provision for litigations, reversals	(566)		(562)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(566)		(61)
Transfers/others
Provisions for legal claims, ending	4,071		3,531	[8]
Regulatory [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Provisions for legal claims, beginning	73,473	[9]	64,316
Provision for litigations, additions	73,473		9,296
Provision for litigations, reversals	(546)		(139)
Construction cost, additions/(rev.)
Additions to assets
Discharges	(1,045)
Transfers/others
Provisions for legal claims, ending	R$ 79,808		R$ 73,473	[9]

[1]	Contribution for Social Security Funding (COFINS) Plaintiff: Federal Revenue of Brazil. Cofins payables and respective interest and fines from August 1995 to December 1996 due to the termination of a judicial decision that had recognized the Company's exemption from Cofins. Current status: awaiting judgment.
[2]	Other tax provisions Lawsuits relating to federal, state and municipal taxes, fees and other charges.
[3]	Employee benefits Labor claims comprise claims filed by retired former employees of the Company and its wholly-owned Controlled Companies against the Copel Foundation, which will have consequential impact on the Company and its wholly-owned subsidiaries, since additional contributions will be required.
[4]	Civil and administrative claims Lawsuits involving billing, irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles. The balance also contains amounts being discussed by arbitration under confidentiality, in the discovery phase, with no decision having been handed down to date. The principal lawsuit is described below: Plaintiff: Tradener Ltda. Estimated amount: R$ 128,481 Class lawsuit No. 588/2006 has already been rendered final and unappeasable, and the ruling recognized as valid commissions payable by the Company to Tradener. In the civil public lawsuit No. 0000219- 78.2003.8.16.0004, filed by the Prosecution Office, a decision has also been rendered ruling on the absence of irregularities in the electric power purchase agreement. Therefore, Tradener brought recovery lawsuits, seeking to receive its commissions. Current status: Case record 0005990.22.2012.8.16.0004 - the Company was ordered to pay the amount of R$ 107,955, the restated amount by reference to the INPC/IBGE variation, from the maturity of the commissions, plus interest of 1% per month, as from the date of notification (October 31, 2012), as well as attorneys' fees. The Company filed an appeal against this decision, however, on November 8, 2016, by majority voting, the Court dismissed the appeal. Copel filed an application for Clarification of Ruling, which was partially granted for the ruling obscurity to be dispelled, although without changing the result of the appeal. Copel filed a Special Appeal, which was dismissed. Copel filed an Appeal to the Higher Court of Justice, which is pending judgmet.
[5]	Easements Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.).Cases may also arise from intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
[6]	Expropriations and property Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owners documentation supporting title to the property may not be registered (in case probate proceedings are still in progress, properties have no registry number with the land registry, etc.).Possessory lawsuits include those for repossession of property owned by the concession operator.Litigation arises when there is a need to repossess properties invaded or occupied by third parties in areas owned by the Company.Cases may also arise from intervention in third-party adverse possession, or owners or occupants of contiguous properties or even in cases of properties to preserve limits and boundaries of expropriated areas. The main lawsuits are as follows:Plaintiff: property owner Estimated value: R$ 39,399 Expropriation lawsuit for construction of electric substation discussing the indemnity amount.Current status: lawsuit awaiting judgment at higher court.Plaintiff: property owner Estimated value: R$ 22,449 Lawsuit for the expropriation of the area used for the reservoir of the Maua Plant filed by Consorcio Energetico Cruzeiro do Sul, in which Copel GeT participates with 51%, which discusses the indemnity amount of the property that is in a submerged part. Current status: Lower court decision, motions to clarify were filed, which have not yet been judged.
[7]	Consumers Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.
[8]	Environmental Class lawsuits whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (TAC), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies for noncompliance with any condition provided for by the Installation and Operating Licenses.
[9]	Regulatory The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below Plaintiffs: Companhia Estadual de Energia Eletrica - CEEE and Dona Francisca Energetica S.A. Estimated amount: R$ 53.120 Copel, Copel GeT and Copel DIS are challenging lawsuits filed against ANEELs decision No. 288/2002 involving these companies.'Current status: awaiting judgment.